CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total revenues	¥ 5,561,266	¥ 4,699,673	¥ 3,561,994
Total cost of revenues	(4,407,076)	(3,426,967)	(2,568,115)
Research and development expenses	(1,259,715)	(1,264,308)	(1,332,800)
Selling, General and Administrative Expense	(777,178)	(931,467)	(1,310,207)
Interest income	22,178	30,503	13,820
Interest expense	133,761	79,309	44,543
Foreign currency translation adjustments, tax	0	0	0
Related Party
Research and development expenses	(115,168)	(34,673)	(60,687)
Selling, General and Administrative Expense	(8,887)	(17,589)	(2,153)
Interest income	11,698	15,955	9,069
Interest expense	15,609	12,163	12,215
Sales of goods revenues
Total revenues	4,405,485	3,311,507	2,433,964
Total cost of revenues	(3,874,840)	(2,733,966)	(1,970,845)
Sales of goods revenues | Related Party
Total revenues	3,834,291	2,715,136	1,663,076
Total cost of revenues	(754,558)	(434,778)	(509,242)
Software license revenues
Total revenues	305,985	444,830	404,469
Total cost of revenues	(128,162)	(120,289)	(126,807)
Software license revenues | Related Party
Total revenues	247,441	293,159	133,450
Total cost of revenues	(114,668)	(22,388)	(21,700)
Service
Total revenues	849,796	943,336	723,561
Total cost of revenues	(404,074)	(572,712)	(470,463)
Service | Related Party
Total revenues	841,081	904,784	721,206
Total cost of revenues	¥ (17,872)	¥ (89,528)	¥ (60,671)